Variable Interest Entity - Summary of Total Assets, Liabilities, and Equity of the Company's Consolidated VEI (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 22, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Total equity	[1]		$ 22,307	$ 36,019	$ 22,899
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		$ 1,566,106
Total liabilities		193,437
Total equity		$ 1,372,669

[1]	See accompanying notes to the consolidated financial statements.